Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Emerging Markets Local Income Portfolio
Entity Central Index Key	0001394395
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000049877
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to the Fund’s performance relative to the Index during a period of positive reforms, assistance from the International Monetary Fund (IMF), and regional support amid the Israel-Hamas conflict

↑ An overweight exposure to the Turkish lira helped relative returns after local elections resulted in the continuation of Turkey’s more orthodox monetary policy

↑ An out-of-Index Kenyan shilling allocation ― sold by period-end ― aided returns after Kenya’s central bank raised interest rates and an IMF loan was approved

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight exposure to the South African rand, which strengthened following national elections, detracted from Index-relative returns during the period

↓ An underweight exposure to the Thai baht detracted from Index-relative returns, as the currency rallied with the broader market during most of the period

↓ An underweight exposure to the Chinese yuan, which strengthened in value after China announced economic stimulus measures, detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Emerging Markets Local Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/14	$10,000	$10,000
11/14	$9,865	$9,869
12/14	$9,292	$9,284
1/15	$9,342	$9,315
2/15	$9,262	$9,190
3/15	$8,964	$8,916
4/15	$9,278	$9,176
5/15	$9,077	$8,940
6/15	$8,947	$8,831
7/15	$8,690	$8,604
8/15	$8,313	$8,142
9/15	$7,930	$7,900
10/15	$8,292	$8,258
11/15	$8,237	$8,079
12/15	$8,130	$7,899
1/16	$8,009	$7,926
2/16	$8,131	$8,041
3/16	$8,905	$8,769
4/16	$9,202	$8,995
5/16	$8,846	$8,506
6/16	$9,336	$9,006
7/16	$9,368	$9,061
8/16	$9,518	$9,064
9/16	$9,678	$9,248
10/16	$9,646	$9,169
11/16	$8,980	$8,525
12/16	$9,174	$8,684
1/17	$9,355	$8,880
2/17	$9,599	$9,040
3/17	$9,829	$9,249
4/17	$9,967	$9,357
5/17	$10,122	$9,540
6/17	$10,215	$9,584
7/17	$10,420	$9,783
8/17	$10,611	$9,958
9/17	$10,657	$9,924
10/17	$10,424	$9,645
11/17	$10,586	$9,807
12/17	$10,683	$10,005
1/18	$11,099	$10,453
2/18	$10,994	$10,344
3/18	$11,127	$10,450
4/18	$10,815	$10,141
5/18	$10,242	$9,636
6/18	$9,960	$9,361
7/18	$10,114	$9,538
8/18	$9,473	$8,958
9/18	$9,576	$9,190
10/18	$9,446	$9,010
11/18	$9,697	$9,263
12/18	$9,815	$9,384
1/19	$10,401	$9,896
2/19	$10,338	$9,788
3/19	$10,235	$9,658
4/19	$10,244	$9,641
5/19	$10,369	$9,670
6/19	$11,006	$10,202
7/19	$11,200	$10,297
8/19	$11,062	$10,025
9/19	$11,279	$10,121
10/19	$11,619	$10,415
11/19	$11,558	$10,225
12/19	$12,073	$10,648
1/20	$12,073	$10,511
2/20	$11,900	$10,153
3/20	$10,111	$9,028
4/20	$10,720	$9,382
5/20	$11,388	$9,868
6/20	$11,549	$9,915
7/20	$11,779	$10,214
8/20	$11,786	$10,180
9/20	$11,588	$9,975
10/20	$11,618	$10,018
11/20	$12,249	$10,567
12/20	$12,676	$10,935
1/21	$12,518	$10,818
2/21	$12,192	$10,528
3/21	$11,698	$10,205
4/21	$11,994	$10,435
5/21	$12,269	$10,696
6/21	$12,177	$10,566
7/21	$12,135	$10,521
8/21	$12,317	$10,602
9/21	$11,896	$10,238
10/21	$11,776	$10,102
11/21	$11,554	$9,826
12/21	$11,717	$9,978
1/22	$11,647	$9,978
2/22	$11,045	$9,479
3/22	$10,679	$9,334
4/22	$10,283	$8,771
5/22	$10,372	$8,926
6/22	$9,905	$8,529
7/22	$9,767	$8,553
8/22	$9,785	$8,541
9/22	$9,289	$8,125
10/22	$9,365	$8,054
11/22	$10,142	$8,626
12/22	$10,368	$8,812
1/23	$10,863	$9,191
2/23	$10,491	$8,900
3/23	$10,996	$9,267
4/23	$11,170	$9,347
5/23	$11,034	$9,199
6/23	$11,430	$9,499
7/23	$11,672	$9,773
8/23	$11,340	$9,510
9/23	$10,888	$9,190
10/23	$10,791	$9,141
11/23	$11,415	$9,623
12/23	$11,813	$9,932
1/24	$11,613	$9,780
2/24	$11,613	$9,724
3/24	$11,749	$9,722
4/24	$11,473	$9,514
5/24	$11,785	$9,667
6/24	$11,611	$9,563
7/24	$11,894	$9,780
8/24	$12,250	$10,081
9/24	$12,645	$10,423
10/24	$11,993	$9,942

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Emerging Markets Local Income Portfolio	11.30%	0.64%	1.83%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	8.76%	(0.92)%	(0.06)%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,145,479,013
Holdings Count | Holding	889
Advisory Fees Paid, Amount	$ 7,895,194
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,145,479,013
# of Portfolio Holdings (including derivatives)	889
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,895,194

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.0%
Loan Participation Notes	1.9%
Foreign Corporate Bonds	7.9%
Short-Term Investments	13.0%
Sovereign Government Bonds	77.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.1%
Malaysia	10.2%
Uzbekistan	9.7%
Indonesia	9.6%
Mexico	9.6%
Thailand	9.3%
India	8.9%
Brazil	7.6%
Poland	7.0%
China	6.7%
Other	62.8%
Total Long Exposure	156.5%
Euro	(4.0)%
Total Short Exposure	(4.0)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122